Organization and Summary of Significant Accounting Policies - Change in Level 3 Fair Value (Q3) (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 694
Change in fair value measurement of warrant liability	(222)
Warrant liability reclassified to stockholders' equity	(472)
Ending balance	0	$ 694
Level 3 Unobservable Inputs | Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 694	846
Change in fair value measurement of warrant liability		646
Warrant liability reclassified to stockholders' equity		(798)
Ending balance		$ 694